Equity-Accounted Investees - Equity accounted investees - Movements In Investments Carrying Amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in the investments in equity-accounted investees
Balance at 1 January	€ 1,869,020	€ 114,472	€ 226,905
Acquisitions	31,314	1,807,351	12,369
Transfers	(50,794)	(101,697)	(94,127)
Share of profit / (losses)	65,743	88,877	(10,772)
Share of other comprehensive income / translation differences	95,941	(21,916)	4,360
Impairment losses		(7,912)	(19,794)
Collected dividends	(11,448)	(10,155)	(4,469)
Balance at 31 December	1,999,776	1,869,020	114,472
Total equity accounted investees with similar activity to that of the Group.
Movement in the investments in equity-accounted investees
Balance at 1 January	1,847,360	60,289	147,289
Acquisitions	30,454	1,807,351
Transfers		(10,674)	(94,127)
Share of profit / (losses)	32,555	20,799	8,972
Share of other comprehensive income / translation differences	95,786	(20,250)	2,624
Collected dividends	(11,448)	(10,155)	(4,469)
Balance at 31 December	1,994,707	1,847,360	60,289
Access Biologicals, LLC.
Movement in the investments in equity-accounted investees
Balance at 1 January	46,782	49,921	47,742
Share of profit / (losses)	8,298	8,962	3,938
Share of other comprehensive income / translation differences	3,929	(4,160)	966
Collected dividends	(5,745)	(7,941)	(2,725)
Balance at 31 December	53,264	46,782	49,921
IBBI Group
Movement in the investments in equity-accounted investees
Balance at 1 January			89,627
Transfers			(94,127)
Share of profit / (losses)			4,586
Share of other comprehensive income / translation differences			1,658
Collected dividends			(1,744)
Plasmavita Healthcare
Movement in the investments in equity-accounted investees
Balance at 1 January		10,368	9,920
Transfers		(10,674)
Share of profit / (losses)		306	448
Balance at 31 December			10,368
Shanghai RAAS Blood Products Co., Ltd.
Movement in the investments in equity-accounted investees
Balance at 1 January	1,800,578
Acquisitions		1,807,351
Share of profit / (losses)	24,835	11,531
Share of other comprehensive income / translation differences	89,886	(16,090)
Collected dividends	(5,703)	(2,214)
Balance at 31 December	1,909,596	1,800,578
Grifols Egypt Plasma Derivatives [Member]
Movement in the investments in equity-accounted investees
Acquisitions	30,454
Share of profit / (losses)	(578)
Share of other comprehensive income / translation differences	1,971
Balance at 31 December	31,847
Total of the rest of equity accounted investees [Member]
Movement in the investments in equity-accounted investees
Balance at 1 January	21,660	54,183	79,616
Acquisitions	860		12,369
Transfers	(50,794)	(91,023)
Share of profit / (losses)	33,188	68,078	(19,744)
Share of other comprehensive income / translation differences	155	(1,666)	1,736
Impairment losses		(7,912)	(19,794)
Balance at 31 December	5,069	21,660	54,183
Alkahest, Inc.
Movement in the investments in equity-accounted investees
Balance at 1 January		14,708	28,336
Transfers		(91,023)
Share of profit / (losses)		76,414	(14,218)
Share of other comprehensive income / translation differences		(99)	590
Balance at 31 December			14,708
Albajuna Therapeutics, S.L
Movement in the investments in equity-accounted investees
Balance at 1 January	3,378	5,228	1,106
Acquisitions			3,750
Share of profit / (losses)	(1,463)	(1,878)	383
Share of other comprehensive income / translation differences	(5)	28	(11)
Balance at 31 December	1,910	3,378	5,228
Singulex, Inc.
Movement in the investments in equity-accounted investees
Balance at 1 January			19,256
Share of other comprehensive income / translation differences			538
Impairment losses			(19,794)
GigaGen Inc.
Movement in the investments in equity-accounted investees
Balance at 1 January	15,677	23,997	28,363
Transfers	(50,794)
Share of profit / (losses)	34,957	(6,725)	(5,002)
Share of other comprehensive income / translation differences	160	(1,595)	636
Balance at 31 December		15,677	23,997
Mecwins, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January	2,605	2,338	2,555
Acquisitions	860
Share of profit / (losses)	(306)	267	(217)
Balance at 31 December	€ 3,159	2,605	2,338
Medcom Advance, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January		7,912
Acquisitions			8,619
Share of profit / (losses)			(690)
Share of other comprehensive income / translation differences			(17)
Impairment losses		€ (7,912)
Balance at 31 December			€ 7,912